PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

3.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

The components of prepaid expenses and other current assets are as follows:

	As of December 31,
	2022	2023

Prepayments to suppliers (1)	$4,711	$4,441
Deferred expenses	659	546
Rental deposits and prepaid rents	129	969
Others	953	919
Total	$6,452	$6,875
(1)	The prepayments primarily consist of shipping costs and advertising fee paid in advance.

As of December 31, 2022 and 2023, the allowance of credit losses for other current assets are $192 and $192, respectively. Impairment losses are $nil, $83 and $nil for the years ended December 31, 2021, 2022 and 2023, respectively.